Equity - Part-1 (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands															6 Months Ended	12 Months Ended
		Jan. 26, 2026	Dec. 30, 2025 USD ($) $ / shares shares	Sep. 29, 2025 USD ($) $ / shares shares	Jul. 28, 2025 USD ($) $ / shares shares	Jun. 18, 2025	Jun. 09, 2025 USD ($)	Jan. 10, 2025 $ / shares	Dec. 04, 2024 USD ($)	Aug. 04, 2024 $ / shares shares	Jan. 25, 2024 USD ($) $ / shares shares	Jun. 15, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 11, 2026 $ / shares shares	Feb. 13, 2026 $ / shares shares	Dec. 03, 2025 $ / shares shares	Jun. 15, 2025 shares	May 14, 2025 USD ($) shares	Apr. 02, 2025 shares	Jun. 09, 2023 USD ($)	Feb. 16, 2023 ILS (₪) ₪ / shares shares
Equity [Line Items]
Reverse stock split						5 to 1
Aggregate amount													$ 3,590,000	$ 3,590,000												₪ 12,460
Ordinary shares issued			1,000
Additional investment | $				$ 3,800,000
Warrant to purchase shares			207,641		90,225						25,397										127,779
Warrant price | $ / shares				$ 16.8
Warrant exercisable issuance term				5 years							5 years		5 years	5 years												5 years
Exercise price per warrant | (per share)													$ 583.1	$ 2,145.5
Issuance costs | $				$ 67,000								$ 20,000	$ 29,000	$ 29,000
Investments cash | $													$ 1,000,000	1,000,000
Offering price | $																									$ 9,350,000
Total consideration | $																	$ 6,503,000
Net of agent commissions | $															$ 12,000
Aggregate gross proceeds | $												$ 2,500,000
Number of ordinary Share (in Shares)												1	1
Warrants | $																$ (10,000)	$ (4,109,000)
Sale of ordinary shares (in Shares)											6,857
Company price per share, (in Dollars per share) | $ / shares								$ 87.5			$ 157.5
Aggregate gross proceeds | $											$ 4,000,000
Other fund-raising expenses | $											$ 316,000
Business days								15 days
Authorized share capital																								135,000,000
preferred shares, value per share | $ / shares			$ 1,000	$ 1,000																	$ 1,000
Fixed conversion price | $ / shares			$ 4.816	$ 16.016																	$ 7.826
Additional warrants issued				237,263
Percentage of underlying preferred shares				100.00%
Purchase of additional shares and warrants | $				$ 20,000,000
Equity method investments | $				$ 1,000,000
Convertible ordinary shares			207,641																		127,779
Reclassification to equity | $																$ 15,000,000
Preferred share																1,000
Cumulative preferred annual dividend																8.00%
Ordinary share converted																1,039,867
Subscription Gross Amount | $					$ 1,395,000											$ 1,000,000
Deemed dividend for down-round adjustments | $																9,371,000
Isued shares			1,000
Proceeds from Warrant Exercises | $																$ 50,000,000
Number of units																						7,108
Share capital and premium amount | $													$ 2,240,000	$ 2,240,000
Number of ordinary shares exercisable																							65,934
Exercise price for ordinary share | $ / shares				$ 16.8
2013 Option Plan [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)																302,282	302,282
Subsequent Event [Member]
Equity [Line Items]
Reverse stock split		7 to 1
Warrant to purchase shares																			343,407	343,407
Warrant exercisable issuance term																			5 years	5 years
Fixed conversion price | $ / shares																			$ 1.222	$ 2.541
Pre-Funded Warrant [Member]
Equity [Line Items]
Warrant to purchase shares					90,225					28,571
Warrant price | $ / shares					$ 0.00007						$ 0.0035
Exercise price for ordinary share | $ / shares					0.00007						$ 0.0035
Warrant [Member]
Equity [Line Items]
Warrant price | (per share)					$ 14.63							$ 420	$ 542.5	$ 542.5		$ 4.816										₪ 1,865.5
Net of issuance costs | $					$ 119,000
Fair value | $													$ 1,350,000
Warrants | $												$ 930
Agent fees | $											$ 280,000
Net proceeds of offering cost | $																							$ 289,000
Exercise price for ordinary share | (per share)					$ 14.63							$ 420	$ 542.5	$ 542.5		$ 4.816										₪ 1,865.5
Investor Pre-funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued										28,571
Isued shares										28,571
B warrants [Member]
Equity [Line Items]
Initial public offering number of ordinary shares																							65,934
C warrants [Member]
Equity [Line Items]
Initial public offering number of ordinary shares																							65,934
Premiums [Member]
Equity [Line Items]
Share capital | $												$ 1,570,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[1]															219,653	141,498	15,235
Warrant to purchase shares											18,540
Warrant price | $ / shares			$ 4.816								$ 175										$ 16.8
Number of ordinary Share (in Shares)												1
Price per share (in Dollars per share) | $ / shares												$ 350
Authorized share capital																								150,000,000
Isued shares	[1]															219,653	141,498	15,235
Exercise price for ordinary share | $ / shares			$ 4.816								175										$ 16.8
Ordinary Shares [Member] | 2013 Option Plan [Member]
Equity [Line Items]
Additional ordinary shares that can be issued under the 2013 option plan (in Shares)																8,432	8,432
Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Warrant price | $ / shares																			2.912	2.912
Exercise price for ordinary share | $ / shares																			2.912	2.912
Ordinary Shares [Member] | Pre-Funded Warrant [Member]
Equity [Line Items]
Warrant price | $ / shares										$ 87.5	157.49
Exercise price for ordinary share | $ / shares										87.5	$ 157.49
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Number of ordinary Share (in Shares)												1
Market price percentage												33.00%
Preferred Shares [Member]
Equity [Line Items]
Ordinary shares issued
Isued shares
Preferred Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
preferred shares, value per share | $ / shares																			1,000	$ 1,000
Fixed conversion price | $ / shares																			$ 1.222
Ordinary share converted																			818,331	393,546
Investor [Member]
Equity [Line Items]
Warrant to purchase shares													6,681	6,681												6,681
A.G.P. [Member]
Equity [Line Items]
Ordinary shares issued																153,720	106,069
Investments cash | $							$ 2,381,812
Total consideration | $															220,000
Net of agent commissions | $																$ 3,393,000	$ 214,000
Other issuance costs | $							$ 155,000								$ 115,000
Isued shares																153,720	106,069
A.G.P. [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued															1,023
Other issuance costs | $																	$ 108,000
Isued shares															1,023
Shareholders [Member] | Preferred Shares [Member]
Equity [Line Items]
Preferred shares issued				3,800
Alpha [Member]
Equity [Line Items]
Net of issuance costs | $									$ 21,000
Aggregate gross proceeds | $									$ 1,050,000
Price per share (in Dollars per share) | $ / shares										$ 36.75
Private placement of ordinary shares (in Shares)										28,571
Total issuance cost | $			$ 52,000
Sale of stock | $																$ 25,000,000
Alpha [Member] | Preferred Shares [Member]
Equity [Line Items]
Preferred shares issued																					1,000
SPA Agreement [Member]
Equity [Line Items]
Fixed conversion price | $ / shares																$ 4.816
Private Placement [Member]
Equity [Line Items]
Private placement units (in Shares)													1,843
IPO [Member]
Equity [Line Items]
Initial public offering number of ordinary shares																							65,934
Net proceeds from issuance of IPO | $																							$ 1,211,000

[1]	Post reverse split, see Note 11A.